RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Additional Information (Details)	4 Months Ended
Dec. 31, 2020
Restatement [Abstract]
Percentage of minimum acceptance of shareholders of tender offer provision	50.00%